Document and Entity Information	Jul. 26, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	VWF Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56459
Entity Tax Identification Number	88-1256373
Entity Address, Address Line One	976 South Shannon Street
Entity Address, City or Town	Van Wert
Entity Address State Or Province	OH
Entity Address, Postal Zip Code	45891
City Area Code	419
Local Phone Number	238-9662
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001913838
Amendment Flag	false